Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended		6 Months Ended								6 Months Ended		1 Months Ended	6 Months Ended
	Jul. 31, 2013	Apr. 30, 2011	Jun. 30, 2014	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2013	Jun. 05, 2013	Apr. 18, 2011	Mar. 31, 2010	Feb. 02, 2010	Jun. 30, 2013 Common Stock One [Member]	Jun. 30, 2013 Common Stock Two [Member]	Feb. 28, 2010 Messrs Lam and Vongs [Member]	Jun. 30, 2013 Messrs Lam and Vongs [Member]	Jun. 30, 2014 Messrs Lam and Vongs [Member]	Dec. 31, 2013 Messrs Lam and Vongs [Member]	Apr. 18, 2011 Messrs Lam and Vongs [Member]
Schedule of Capitalization, Equity [Line Items]
Agreement Initiation Date													Feb. 02, 2010
Loans Payable								$ 60,000,000	$ 45,000,000	$ 19,300,000							$ 30,000,000
Loan Payable, Shareholders, current			2,649,637			5,809,075									2,649,637	5,809,075
Debt Instrument, Maturity Date		Apr. 18, 2014
Convertible Debt Value Per Share			$ 20
Common Stock Closing Prices Description			Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.
Working Capital Description													This funding commitment terminates at the end of the fiscal quarter that AGRLs working capital is not less than $100,000,000
Repayment Of Loans														34,197,930
Repayment Of Loans From Proceeds Towards Rights Offering	$ 25,802,070
Stock Issued During Period Shares New Issues One				3,103,000	12,050,000						3,312,620
Stock Issued During Period Shares New Issues Two				520,000	4,210,000							6,430,380
Sale of Stock, Price Per Share							$ 4.07				$ 4.50	$ 3.00
Debt Conversion, Converted Instrument, Shares Issued			3,000,000